Lease Liabilities - Summary of Lease Liabilities Depending on Duration of Lease Term (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Lease Liabilities [Abstract]
Variable Lease Payments	$ 5	$ 10
Short-Term Lease Payments	$ 4	$ 7